TAX ON DEBITS AND CREDITS TO BANK ACCOUNTS	12 Months Ended
Dec. 31, 2022
Disclosure of Tax on debits and credits to bank accounts [abstract]
TAX ON DEBITS AND CREDITS TO BANK ACCOUNTS	TAX ON DEBITS AND CREDITS TO BANK ACCOUNTS The general tax rate on bank credits and debits is 0.6% for amounts debited and credited in the bank accounts of companies based in Argentina. Regarding credited and debited amounts, 33% of both items can be computed as payment on account of other taxes. Sixty seven percent (67%) of credits and debits is included in this line item in the statement of profit or loss and other comprehensive income.On May 7, 2018, Decree No. 409/2018 was published in the Official Gazette and established that taxpayers reached by the general rate of twelve per thousand are allowed to compute 33% of the amounts credited and debited in their bank accounts as payment on account of income tax.